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                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                          AMERICAN FORERUNNER SERIES(R)
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                        SUPPLEMENT DATED APRIL 13, 2009,
            TO THE PROSPECTUS DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement describes changes to the charges for and features of certain optional riders for American Forerunner Series Variable Annuity Contracts. If approved in your state, these changes are effective for Contracts issued based on applications and necessary information that we receive at our Annuity Administrative Office on and after May 4, 2009.

IN ORDER TO RECEIVE THE CURRENT VERSIONS OF THESE OPTIONAL RIDERS, APPLICATIONS AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR ANNUITY ADMINISTRATIVE OFFICE, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON MAY 1, 2009.

This supplement should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at 501 Boylston Street, Boston, MA 02116 or call us at
(800) 435-4117 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

I. FEE INCREASE AND RIDER CHANGES FOR THE ENHANCED DEATH BENEFIT RIDER

If we receive your application and necessary information, in good order, at our Annuity Administrative Office on and after May 4, 2009, the following CURRENT charges will apply:

     - Enhanced Death Benefit (issue age 69 or younger): 0.75% of the Death Benefit Base.

     -    Enhanced Death Benefit (issue age 70-75): 0.95% of the Death Benefit
          Base.

     - If the Enhanced Death Benefit rider is elected with the GMIB Plus II rider, the charge for the Enhanced Death Benefit will NOT be reduced.

Please note that the MAXIMUM charge for the Enhanced Death Benefit rider that may apply in the event of an Automatic or Optional Step-Up is not changing and remains as described in the Prospectus.

Additionally, if we receive your application and necessary information, in good order, at our Annuity Administrative Office on and after May 4, 2009, the following changes to the Enhanced Death Benefit rider will apply:

     - The Annual Increase Amount: the annual increase rate is 5.0% per year through the Contract Anniversary prior to the owner's 91st birthday, and 0% per year thereafter.

     - Withdrawal adjustments are accumulated at the annual increase rate of 5.0% per year through the Contract Anniversary prior to the owner's 91st birthday and 0% per year thereafter, and withdrawal adjustments in a contract year are determined on a dollar for dollar basis if total partial withdrawals in a contract year are 5% or less of the Annual Increase Amount on the previous contract anniversary.

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II. RIDER CHANGES FOR THE GMIB PLUS II RIDER

For Contracts issued based on applications and necessary information that we receive, in good order, at our Annuity Administrative Office on and after May 4, 2009, the following changes will apply to the GMIB Plus II rider:

     - The GMIB Annuity Table specified in your Contract will be calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex (where permitted by state law), and the annuity option you select. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85.

     - The Annual Increase Amount: the annual increase rate is 5.0% per year through the Contract Anniversary prior to the owner's 91st birthday, and 0% per year thereafter.

     - Withdrawal adjustments are accumulated at the annual increase rate of 5.0% per year through the Contract Anniversary prior to the owner's 91st birthday and 0% per year thereafter, and withdrawal adjustments in a contract year are determined on a dollar for dollar basis if total partial withdrawals in a contract year are 5% or less of the Annual Increase Amount on the previous contract anniversary.

     - If you exercise the GMIB Plus II rider, you must elect to receive annuity payments under one of the following fixed annuity payment options:

          -    1. Life annuity with 5 years of annuity payments guaranteed; or

          - 2. Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years.

     In addition, except for Contracts issued in New York State, for Contracts issued based on applications and necessary information that we receive, in good order, at our Annuity Administrative Office on and after May 4, 2009, the following changes will apply to the GMIB Plus II rider:

     - The GMIB payout rates are enhanced to equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday;
          (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there remains an income base; and (iii) the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed.

     - The GMIB payout rates are enhanced to equal or exceed 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there remains an income base; and (iii) the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed.

     For Contracts issued in New York State only, for Contracts issued based on applications and necessary information that we receive, in good order, at our Annuity Administrative Office on and after May 4, 2009, the Annual Increase Amount is limited to a maximum of 270% of your purchase payments or, if greater, 270% of the Annual Increase Amount as increased by the most recent Optional Step-Up, and the joint and last survivor annuity option is available only if the youngest annuitant's attained age is 35 or older.

     Please note the Enhanced Death Benefit and the GMIB Plus II rider examples in the appendices to the Prospectus currently reflect a 6% Annual Increase Amount and annual increase rate for withdrawals. Effective May 4, 2009, this percentage will be 5.0% in accordance with the above. The Enhanced Death Benefit is not available in New York State.


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III. INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS (LIFETIME WITHDRAWAL
GUARANTEE II, GMIB PLUS II AND ENHANCED DEATH BENEFIT)

If you elect the Lifetime Withdrawal Guarantee II, GMIB Plus II or Enhanced Death Benefit rider, you must comply with certain investment allocation restrictions as described in the Prospectus. For Contracts issued based on applications and necessary information that we receive, in good order, at our Annuity Administrative Office on and after May 4, 2009, the following changes apply to the "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders" section of the Prospectus:

     1. The MetLife Moderate to Aggressive Allocation Portfolio, American Funds Growth Allocation Portfolio, SSgA Growth ETF Portfolio and Met/Franklin Templeton Founding Strategy Portfolio are no longer available in option A.

     2.   If you choose option B, you must allocate:

          - at least 30% of purchase payments or account value to Platform 1 portfolios and/or to the fixed account;

          - up to 70% of purchase payments or account value to Platform 2 portfolios;

          - up to 15% of purchase payments or account value to Platform 3 portfolios; and

          - up to 15% of purchase payments or account value to Platform 4 portfolios.

If you are applying for either the Lifetime Withdrawal Guarantee II, GMIB Plus II or Enhanced Death Benefit rider prior to May 4, 2009, and you anticipate that we will not receive your application and necessary information until on or after May 4, 2009, please be sure your investment option allocations follow the investment allocation restrictions described in your Prospectus including the above noted changes. Applications that we receive on and after May 4, 2009 that do not reflect these changes to our investment allocation restrictions for these optional riders will delay the processing of your application to purchase the Contract.

IV. GMIB II AND GMAB

Please note, the GMIB II and GMAB riders described in the Prospectus will be no longer available for purchase, effective for applications and necessary information received on and after May 4, 2009.

V. GMIB I

Please note, the GMIB I rider described in the Prospectus is no longer available for purchase.

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        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

501 Boylston Street                                     Telephone (800) 435-4117
Boston, MA 02116


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